Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 95.2%
Communication Services - 5.5%
53,600	Advanced Info Service PCL	$372,256
6,720	Tencent Holdings Ltd.	392,119
4,802	Yandex NV - Class A [1]	290,521
		1,054,896
Consumer Discretionary - 20.4%
3,120,300	Ace Hardware Indonesia Tbk PT	279,961
58,000	Alibaba Group Holding Ltd. [1]	852,343
12,500	BYD Company Ltd. - Class H	422,805
2,611	Coway Company Ltd.	163,583
31,000	Giant Manufacturing Company Ltd.	385,826
46,223	Lojas Renner SA	200,037
7,797	MakeMyTrip Ltd. [1]	216,055
28,500	Midea Group Co Ltd. - Class A	330,046
40,590	Minth Group Ltd.	178,815
3,165	Naspers Ltd. - Class N	491,243
14,469	Trip.com Group Ltd. - ADR	356,227
		3,876,941
Consumer Staples - 6.1%
17,290	Clicks Group Ltd.	342,360
54,970	Hengan International Group Company Ltd.	283,200
127,735	Kimberly-Clark de Mexico - Class A	194,078
381	LG Household & Health Care Ltd.	351,651
		1,171,289
Energy - 1.8%
205,500	Xinyi Solar Holdings Ltd.	348,887

Financials - 16.2%
706,000	Bank of Communications Company Ltd. - Class H	426,786
2,763	Credicorp Ltd.	337,279
11,583	HDFC Bank Ltd. - ADR	753,706
80,900	Kasikornbank PLC - NVDR	342,525
4,266	OTP Bank Nyrt	217,529
64,800	Ping An Insurance (Group) Company of China Ltd. - Class H	466,957
1,916,015	PT Bank Rakyat Indonesia (Persero) Tbk.	551,671
		3,096,453
Health Care - 6.7%
700,000	China Traditional Chinese Medicine Holdings Company Ltd. [1]	463,817
3,640	Dr. Reddy’s Laboratories Ltd. - ADR	238,092
2,308,500	PT Kalbe Farma Tbk.	261,584
5,300	Shenzhen Mindray Bio-Medical Electronics Company Ltd. - Class A [1]	316,744
		1,280,237
Industrials - 5.5%
11,110	AirTAC International Group	407,946
47,109	WEG SA	277,479
187,000	Weichai Power Company Ltd. - Class H	366,747
		1,052,172
Information Technology - 25.1%
231,000	Chinasoft International Ltd. [1]	301,235
58,100	Delta Electronics, Inc.	576,479
13,740	Infosys Ltd. - ADR	347,760
7,551	Pagseguro Digital Ltd. - Class A [1]	197,987
10,431	SK Hynix, Inc.	1,145,663
9,407	SK Telecom Company Ltd. - ADR	250,879
13,305	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,600,724
26,000	Win Semiconductors Corp.	350,827
		4,771,554
Materials - 4.4%
567	LG Chem Ltd.	293,117
14,454	Mondi PLC	359,688
3,572	Sociedad Quimica y Minera de Chile SA - ADR	180,136
		832,941
Real Estate - 2.8%
213,297	Growthpoint Properties Ltd. - REIT	205,734
69,500	Longfor Group Holdings Ltd.	327,814
		533,548
Utilities - 0.7%
358,000	Beijing Enterprises Water Group Ltd.	139,100

TOTAL COMMON STOCKS (Cost $18,495,296)		18,158,018

PREFERRED STOCKS - 2.8%
Financials - 2.8%
6,891	Bancolombia SA - ADR	217,687
82,606	Itau Unibanco Holding SA - ADR	309,772
		527,459
TOTAL PREFERRED STOCKS (Cost $691,494)		527,459

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
406,043	First American Treasury Obligations Fund - Class X, 0.010% [2]	406,043

TOTAL SHORT-TERM INVESTMENTS (Cost $406,043)		406,043

TOTAL INVESTMENTS - 100.1% (Cost $19,592,833)		19,091,520
Liabilities in Excess of Other Assets - (0.1)%		(9,559)
NET ASSETS - 100.0%		$19,081,961

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2021.
[3]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation at December 31, 2021 (Unaudited)

Country	% of Net Assets [1]
China	30.3%
Taiwan	15.3%
Republic of Korea	11.6%
India	8.2%
Indonesia	5.7%
South Africa	5.5%
Brazil	5.2%
Thailand	3.7%
Hong Kong	3.2%
United Kingdom	1.9%
Peru	1.8%
Netherlands	1.5%
Colombia	1.1%
Hungary	1.1%
Mexico	1.0%
Chile	0.9%

[1] Excludes short-term investments and liabilities in excess of other assets.

Boston Common ESG Impact Emerging Markets Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Boston Common ESG Impact Emerging Markets Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$290,521	$764,375	$-	$1,054,896
Consumer Discretionary	572,282	3,304,659	-	3,876,941
Consumer Staples	536,438	634,851	-	1,171,289
Energy	-	348,887		348,887
Financials	1,090,985	2,005,468	-	3,096,453
Health Care	499,677	780,560	-	1,280,237
Industrials	-	1,052,172	-	1,052,172
Information Technology	2,397,350	2,374,204	-	4,771,554
Materials	180,136	652,805	-	832,941
Real Estate	205,734	327,814	-	533,548
Utilities	-	139,100	-	139,100
Total Common Stocks	5,773,123	12,384,895	-	18,158,018
Preferred Stocks
Financials	-	527,459	-	527,459
Total Preferred Stocks	-	527,459	-	527,459
Short-Term Investments	406,043	-	-	406,043
Total Investments in Securities	$6,179,166	$12,912,354	$-	$19,091,520